INCOME TAXES	12 Months Ended
Dec. 31, 2025
Old Glory Holding Co [Member]
INCOME TAXES

(12)	INCOME TAXES

The components of income tax expense (benefit) are summarized as follows for the years ended December 31, 2025 and 2024:

	Year Ended December 31,
	2025	2024
Current taxes
Federal	$-	$-
State	-	-
	-	-
Deferred	(3,449)	(3,403)
Change in valuation allowance	3,449	3,403

	$-	$-

OLD GLORY HOLDING COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(dollars in thousands, except share data)

December 31, 2025 and 2024

A reconciliation of actual income tax expense in the consolidated financial statements to the expected tax expense (computed by applying the statutory federal income tax rate of 21% to income before income taxes) for the years ended December 31, 2025 and 2024 is as follows:

	Years Ended December 31,
	2025		2024
		% of Pretax		% of Pretax
	Amount	Income	Amount	Income
U.S. federal statutory rate	$(3,117)	-21.0%	$(3,042)	21.0%

State income taxes, net of federal benefit	-	0.0%	-	0.0%
Nondeductible expenses:
Stock-based compensation	84	0.6%	38	-0.3%
Meals and entertainment	28	0.2%	41	-0.3%
Valuation allowance changes	3,005	20.2%	2,963	-20.5%

Income tax expense	$-	0.0%	$-	0.0%

The following is a summary of the components of the net deferred tax assets recognized in the accompanying statements of financial condition at December 31:

	December 31,
	2025	2024

Deferred Tax Assets
Start up costs	$713	$777
Stock based compensation	348	194
Net unrealized loss on available for sale securities	137	-
Other	75	-
Net operating losses	9,811	6,506
	11,084	7,477

Deferred Tax Liabilities
Net unrealized gain on available-for-sale securities	-	(1)
Other	(23)	(1)
	(23)	(2)

Valuation allowance	(11,061)	(7,475)

Net deferred tax assets	$-	$-

A valuation allowance has been established because the Company has not yet reported sufficient earnings to support the recognition of the deferred tax assets.

The Company has federal and state income tax net operating loss (“NOL”) carryforwards of the following as of December 31, 2025 and 2024 after consideration of IRS code section 382 NOL limitations:

	2025	2024	Expiration

Federal	40,796	26,900	Do not expire

Oklahoma	41,011	26,900	Do not expire

The Company is subject to federal income tax and income tax of the state of Oklahoma. Federal and Oklahoma income tax returns for the years ended December 31, 2024 and 2023 are open to audit.

In accordance with current accounting guidance, the Company records interest and penalties related to uncertain tax positions as part of income tax expense. There was no penalty or interest expense recorded for the years ended December 31, 2025 and 2024.

The Company does not have any material uncertain tax positions as of December 31, 2025 and 2024.

The Company is not subject to foreign income tax and has no foreign income from continuing operations.

OLD GLORY HOLDING COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(dollars in thousands, except share data)

December 31, 2025 and 2024

(13)	RELATED-PARTY TRANSACTIONS